Mortgage Notes and Secured Credit Facilities - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2024	Dec. 31, 2024	May 31, 2022
Line of Credit Facility [Line Items]
Total borrowing capacity			$ 1,600.0
Line of credit facility, description		Interest under the unsecured line of credit is determined based on one-month U.S. dollar-denominated SOFR plus 2.5%.
Line of credit facility, interest rate description		one-month U.S. dollar-denominated SOFR plus 2.5%
Payment for leasing commissions, tenant and building improvements.		$ 50.9
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Total borrowing capacity	$ 150.0
Line of credit facility, description		The senior secured revolving credit facility agreement matures in January 2026, at which time the Company may request an additional one-year extension thereafter. Interest under the senior secured revolving credit facility is determined based on one-month U.S. dollar denominated SOFR plus 2.5%.
Line of credit facility, expiration month and year	2026-01
Investment, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Line of credit facility, interest rate description		one-month U.S. dollar denominated SOFR plus 2.5%.
Line of credit facility, interest rate	2.50%